MANAGEMENT OF FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of Company's Maximum Exposure to Credit Risk

As at	December 31, 2022	December 31, 2021
Cash and cash equivalents	$80,493	$107,097
Derivative assets	19	1,490
Trade and other receivables	68,165	76,487
Income tax receivable	718	1,713
Other non-current receivables	8,484	6,032
	$157,879	$192,819

Schedule of Company's Liquidity Risk

	Expected payments due by year as at December 31, 2022
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$111,896	$-	$-	$-	$111,896
Debt	-	225,940	-	-	225,940
Income taxes payable	11,589	-	-	-	11,589
Lease obligations	11,343	8,308	5,736	5,806	31,193
Other liabilities	-	2,596	-	-	2,596
Capital commitments, Séguéla	13,923	380	-	-	14,303
Closure and reclamation provisions	3,227	24,635	9,110	23,040	60,012
	$151,978	$261,859	$14,846	$28,846	$457,529

	Expected payments due by year as at December 31, 2021
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$133,805	$-	$-	$-	$133,805
Debt	-	46,000	120,000	-	166,000
Income taxes payable	20,563	-	-	-	20,563
Lease obligations	12,292	11,315	2,065	15,983	41,655
Other liabilities	-	3,310	-	-	3,310
Capital commitments, Séguéla	66,542	5,217	-	-	71,759
Closure and reclamation provisions	1,883	5,561	23,954	24,714	56,112
	$235,085	$71,403	$146,019	$40,697	$493,204

(c)	Currency risk

Schedule of capital structure

	December 31, 2022	December 31, 2021
Equity	$1,244,756	$1,375,148
Debt	219,175	157,489
Lease obligations	21,346	29,405
Less: cash and cash equivalents	(80,493)	(107,097)
	$1,404,784	$1,454,945

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Foreign Exchange Currency Risk

	December 31, 2022
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Franc	Australian Dollars	Euro
Cash and cash equivalents	587	6,237	73,868	11,845	6,057,885	250	0
Marketable securities	105	-	-	-	-	-	-
Restricted cash	-	-	-	-	2,338,983	-	-
Trade and VAT receivables	215	3,317	73,868	2,062,918	12,979,116	(115)	-
Income tax receivable	-	28,137	13,900	-	-	-	-
VAT - long term receivable	-	-	70,520	-	-	-	-
Trade and other payables	(13,374)	(16,966)	(218,288)	(1,429,416)	(15,346,471)	(1,285)	(274)
Provisions, current	-	(8,123)	(11,729)	(387,883)	-	-	-
Income tax payable	51	-	(84,393)	-	(1,353,215)	-	-
Other liabilities	(177)	-	(9,708)	-	-	-	-
Provisions, non-current	-	(12,611)	(90,797)	-	-	-	-
Total foreign currency exposure	(12,592)	(9)	(182,759)	257,464	4,676,296	(1,151)	(274)
US$ equivalent of foreign currency exposure	(9,297)	(2)	(9,439)	1,436	7,416	(1,099)	(262)

	December 31, 2021
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Franc	Australian Dollars	Euro
Cash and cash equivalents	1,660	5,508	18,126	4,319	11,494,909	5	28
Marketable securities	527	-	-	-	-	-	-
Restricted cash	-	-	-	-	1,166,963	-	-
Trade and VAT receivables	690	2,144	174,229	1,526,506	13,433,368	-	-
Income tax receivable	-	20,707	-	-	-	-	-
VAT - long term receivable	-	-	70,520	-	-	-	-
Trade and other payables	(3,839)	(17,496)	(400,697)	(1,174,033)	(10,094,158)	(939)	(1,431)
Provisions, current	-	(4,413)	(13,534)	(95,353)	-	-	-
Income tax payable	-	-	(87,881)	-	-	-	-
Other liabilities	-	-	(6,178)	-	-	-	-
Provisions, non-current	-	-	(87,305)	-	-	-	-
Total foreign currency exposure	(962)	6,450	(332,719)	261,439	16,001,083	(933)	(1,403)
US$ equivalent of foreign currency exposure	(755)	1,668	(16,802)	2,734	28,548	(671)	(1,207)

Sensitivity as to change in foreign currency exchange rates on our foreign currency exposure as at December 31, 2022 is provided below:

		Effect on foreign
		denominated
Currency	Change	items
Mexican pesos	+/- 10%	$858
Peruvian soles	+/- 10%	$0
Argentinian pesos	+/- 10%	$131
Canadian Dollar	+/- 10%	$845
West African CFA franc	+/- 10%	$674
Australian Dollar	+/- 10%	$152
Euro	+/- 10%	$24

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

Metal	Change	Effect on Sales
Silver	+/- 10%	$800
Gold	+/- 10%	$363
Lead	+/- 10%	$550
Zinc	+/- 10%	$186